Provision	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Provision
22.
Provision

Reinstatement costs

Provision for reinstatement costs relate to the cost of dismantling and removing assets and restoring the premises to its original condition as stipulated in the lease agreements. The Group expects to incur the liability upon termination of the leases between November 2023 to August 2026.

	2022	2021
	$’000	$’000
Beginning of financial year	605	377
Currency revaluation adjustments	(20)	(5)
Additions from new leases during the year	438	71
Accretion cost	20	11
Acquisition of subsidiaries	—	151
Reversal during the year	(14)	—
Provision utilised during the year	(77)	—	*
End of financial year	952	605
Current	280	36
Non-current	672	569
End of financial year	952	605

* Less than $1,000